UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canyon Capital Advisors LLC
Address: 2000 Avenue of the Stars
         11th Floor
         Los Angeles, CA  90067

13F File Number:  028-07392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Simpson
Title:     Chief Operating Officer
Phone:     (310) 247-2700

Signature, Place, and Date of Signing:

 /s/  John Simpson     Los Angeles, CA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $588,838 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206     1936   322682 SH       DEFINED                322682        0        0
AMKOR TECHNOLOGY INC           COM              031652100     9003  1844799 SH       DEFINED               1844799        0        0
BELO CORP                      COM SER A        080555105    27684  4298683 SH       DEFINED               4298683        0        0
BROOKDALE SR LIVING INC        NOTE 2.750% 6/1  112463AA2    16231 17500000 PRN      DEFINED              17500000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3455   260000 SH       DEFINED                260000        0        0
CEMEX SAB DE CV                NOTE 4.875% 3/1  151290AV5    63981 72500000 PRN      DEFINED              72500000        0        0
CEMEX SAB DE CV                NOTE 3.250% 3/1  151290BB8    16975 20000000 PRN      DEFINED              20000000        0        0
CENTRAL EUROPEAN MEDIA         NOTE 5.000%11/1  153443AH9    44097 51000000 PRN      DEFINED              51000000        0        0
CHEMTURA CORP                  COM NEW          163893209    29492  2033932 SH       DEFINED               2033932        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    19480  3235860 SH       DEFINED               3235860        0        0
CUMULUS MEDIA INC              CL A             231082108    68372 22715022 SH       DEFINED              22715022        0        0
DEVRY INC DEL                  COM              251893103    30970  1000000 SH       DEFINED               1000000        0        0
DYNEGY INC DEL                 COM              26817G300     2479  4236962 SH       DEFINED               4236962        0        0
GENERAL MTRS CO                COM              37045V100     5562   282067 SH       DEFINED                282067        0        0
GOLDCORP INC NEW               COM              380956409    12965   345000 SH       DEFINED                345000        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     6797  1235816 SH       DEFINED               1235816        0        0
HAWAIIAN HOLDINGS INC          COM              419879101    10501  1613113 SH       DEFINED               1613113        0        0
HUMAN GENOME SCIENCES INC      NOTE 3.000%11/1  444903AN8    23875 20000000 PRN      DEFINED              20000000        0        0
JACK IN THE BOX INC            COM              466367109    18020   646328 SH       DEFINED                646328        0        0
KAR AUCTION SVCS INC           COM              48238T109    10863   631951 SH       DEFINED                631951        0        0
LIVE NATION ENTERTAINMENT IN   NOTE 2.875% 7/1  538034AB5     4310  4525000 PRN      DEFINED               4525000        0        0
NATIONAL FINL PARTNERS CORP    NOTE 4.000% 6/1  63607PAC3     5518  4500000 PRN      DEFINED               4500000        0        0
NORDION INC                    COM              65563C105    13271  1417799 SH       DEFINED               1417799        0        0
OSHKOSH CORP                   COM              688239201     7347   350681 SH       DEFINED                350681        0        0
PACKAGING CORP AMER            COM              695156109    22100   782578 SH       DEFINED                782578        0        0
PHH CORP                       NOTE 6.000% 6/1  693320AQ6    16038 10000000 PRN      DEFINED              10000000        0        0
PHILIP MORRIS INTL INC         COM              718172109    10299   118030 SH       DEFINED                118030        0        0
PNC FINL SVCS GROUP INC        COM              693475105     6156   100742 SH       DEFINED                100742        0        0
RAMCO-GERSHENSON PPTYS TR      PERP PFD-D CV    751452608     8500   170000 PRN      DEFINED                170000        0        0
REGAL ENTMT GROUP              CL A             758766109     9559   694728 SH       DEFINED                694728        0        0
REYNOLDS AMERICAN INC          COM              761713106     7795   173724 SH       DEFINED                173724        0        0
RITE AID CORP                  COM              767754104     4336  3097130 SH       DEFINED               3097130        0        0
ROYAL GOLD INC                 NOTE 2.875% 6/1  780287AA6    10475 10000000 PRN      DEFINED              10000000        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     8341   350000 SH       DEFINED                350000        0        0
STAPLES INC                    COM              855030102    10296   789000 SH       DEFINED                789000        0        0
SUPERVALU INC                  COM              868536103     3419   660000 SH       DEFINED                660000        0        0
TENET HEALTHCARE CORP          COM              88033G100    18340  3500000 SH       DEFINED               3500000        0        0